Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 5,297	£ 4,659
Less overdrafts and accrued interest	(193)	(142)
Net cash and cash equivalents	£ 5,104	£ 4,517	£ 3,337	£ 2,463